PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
MG Cleaners Llc [Member]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment at June 30, 2017 and December 31, 2016 consist of the following:

	June 30, 2017	December 31, 2016

Land	$10,000	$10,000
Building and improvements	91,500	91,500
Vehicles and trailers	283,462	278,462
Equipment	129,446	130,946
Other	13,110	16,610

	527,518	527,518

Less: accumulated depreciation	(341,133)	(302,931)

	$186,385	$224,587

Depreciation expense for the six months ended June 30, 2017 and 2016 was $38,199 and $38,729, respectively.

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment at December 31, 2016 and 2015 consist of the following:

	December 31, 2016	December 31, 2015

Land	$10,000	$10,000
Building and improvements	91,500	91,500
Vehicles and trailers	278,462	273,462
Equipment	130,946	132,446
Other	16,610	15,407

	527,518	522,815

Less: accumulated depreciation	(302,931)	(226,366)

	$224,587	$296,449

Depreciation expense for the years ended December 31, 2016 and 2015 was $77,458 and $75,168, respectively.